Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2022
Related Party Transactions and Balances
Related Party Transactions and Balances

Note 10 Related Party Transactions and Balances

The Company considers its officers (CEO and CFO) and directors to be key management. Key management are those persons having authority and responsibility for planning, directing, and controlling activities, directly or indirectly, of the Company.

(i)

On August 7, 2020, the Company purchased 6.8% of the loan currently due by FEL to PXP amounting to $346,202 plus accrued interest of $939. This loan was unsecured, due on December 31, 2021, and bore interest at an annual rate of 3.5% plus LIBOR which is payable on a quarterly basis. On November 10, 2021, the Company sold the FEL loan to PXP at face value plus accrued interest. The proceeds of the sale were used to fund FEC’s $224,400 share of FEL’s pre-drilling costs for two exploratory wells on SC 72 and for working capital. On March 10, 2022, the Company advanced an additional $198,620 for a total advance of $423,020. The advances made to FEL are due on demand and non-interest bearing.

(ii)	During the year ended December 31, 2022, general and administrative expenses included key management personnel compensation totaling $48,000 (2021: $48,000; 2020: 66,000).

(iii)	During the year ended December 31, 2022, PXP repaid $Nil (2021: $6,518) advanced by the Company for PXP filing fees related to the Right Offering.

(iv)

On March 10, 2022, the Company announced that it agreed to fund an additional cash call for pre-drilling costs received from FEL in the amount of $198,620. The advance to FEL was via non-interest bearing loans. In order to be able to fund the $198,620, the Company accepted a loan from PXP for the same amount (“PXP Loan”). The PXP loan bears interest of Libor plus 3.5% and both interest and principal are repayable on the earlier of a) December 31, 2023, or b) any equity issuance by FEC, or c) any sale of FEL shares by FEC, or d) any third party borrowing by FEC. The Company also received an additional $80,000 for working capital from PXP during the year ended December 31, 2022 under the same terms and conditions as the PXP Loan. As at December 31, 2022, the outstanding PXP Loan balance was $289,262 which included accrued interest of $10,642. Total interest expense amounted to $10,642 for the year ended December 31, 2022 (2021 – Nil; 2020 – Nil).